Subsidiaries - Summary of Net Cash Inflow on Acquisition of Subsidiaries (Detail) - IISI and its Subsidiaries [Member] $ in Millions	Jul. 01, 2020 TWD ($)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents acquired	$ 588
Less: Consideration paid in cash	(234)
Net cash inflow on acquisition of subsidiaries	$ 354